Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Loss for the year	$ (26,492)	$ (7,279)	$ (19,977)
Adjustments:
Depreciation	203	186	197
Impairment loss	20,482	202
Finance income, net	(966)	(3,726)	(2,294)
Share-based payments	309	582	1,875
Total adjustments	(6,464)	(10,035)	(20,199)
Changes in assets and liabilities:
Changes in other current assets	153	96	178
Changes in trade payables	450	(2,076)	1,334
Changes in other payables	205	(2,352)	(1,076)
Changes in post-employment benefit liabilities			(162)
Changes in assets and liabilities, total	808	(4,332)	274
Net cash used in operating activities	(5,656)	(14,367)	(19,925)
Cash flows from investing activities:
Acquisition of subsidiary, net of cash acquired (see Note 4C)			(3,549)
Proceed from other investments	458	187	875
Decrease (increase) in short term deposits	(9)	2	15,803
Interest received	186	320	755
Acquisition of fixed assets	(3)		(3)
Net cash provided by investing activities	632	509	13,881
Cash flows from financing activities:
Proceeds from issuance of ADSs	3,153	5,809	1,563
ADS issuance expenses paid	(312)	(556)	(229)
Proceeds from issuance of warrants and prefunded warrants	4,240		5,000
Proceeds from warrant inducement transaction		2,028
Warrants issuance expenses paid	(508)	(280)	(661)
Repayment of lease liability	(217)	(183)	(168)
Interest paid	(23)	(44)	(56)
Net cash provided by financing activities	6,333	6,774	5,449
Net increase (decrease) in cash and cash equivalents	1,309	(7,084)	(595)
Cash and cash equivalents at the beginning of the year	7,401	14,489	15,030
Effect of translation adjustments on cash and cash equivalents	7	(4)	54
Cash and cash equivalents at end of the year	$ 8,717	$ 7,401	$ 14,489